FAIR VALUE DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2013
FAIR VALUE DISCLOSURES
Summary of valuation of the Partnership's investments

		Fair Value at Reporting Date Using
		Quoted Prices in Active Markets for	Significant Other
		Identical Assets	Observable Inputs
Description	December 31, 2013	(Level 1)	(Level 2)
Cash Equivalents	$62,321,409	$62,321,409	$—
Investments in Non-Consolidated LLCs	49,264,514	—	49,264,514
Futures (1)	1,153,714	1,153,714	—
Forwards (1)	(82,666)	—	(82,666)
Options (1)	(566,396)	(615,645)	49,249
	$112,090,575	$62,859,478	$49,231,097

Description	December 31, 2012
Cash Equivalents	$117,403,824	$117,403,824	$—
Investments in Non-Consolidated LLCs	99,262,759	—	99,262,759
Futures (1)	416,804	416,804	—
Forwards (1)	(2,072,428)	—	(2,072,428)
Options (1)	(29,494)	132,601	(162,095)
	$214,981,465	$117,953,229	$97,028,236

(1) See Condensed Consolidated Schedules of Investments in Note 3 for the values in each commodity industry sector within this table